ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of Accounts Receivable

As at December 31 (millions of dollars)	2025	2024
Accounts receivable - billed	467	433
Accounts receivable - unbilled	673	539
Accounts receivable, gross	1,140	972
Allowance for doubtful accounts	(57)	(61)
Accounts receivable, net	1,083	911

Summary of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2025 and 2024:

As at December 31 (millions of dollars)	2025	2024
Allowance for doubtful accounts – beginning	(61)	(57)
Write-offs	23	18
Additions to allowance for doubtful accounts	(19)	(22)
Allowance for doubtful accounts – ending	(57)	(61)